Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,020,251	$ 1,935,193	$ 3,998,829	$ 3,836,957
Ireland
Segment Reporting Information [Line Items]
Revenue	593,407	500,972	1,105,241	868,330
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	373,810	428,393	788,033	884,458
U.S.
Segment Reporting Information [Line Items]
Revenue	848,019	894,016	1,692,423	1,864,645
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 205,015	$ 111,812	$ 413,132	$ 219,524